                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-21651

                                   ----------

                              THE DRAKE FUNDS TRUST
               (Exact name of registrant as specified in charter)

                          660 MADISON AVENUE 16TH FLOOR
                            NEW YORK, NEW YORK 10021
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)               With copies to:

           STEVEN J. LUTTRELL                   W. CHRISTOPHER APPLER, ESQ.
     660 MADISON AVENUE 16TH FLOOR                DRAKE MANAGEMENT, LLC.
        NEW YORK, NEW YORK 10021              660 MADISON AVENUE, 16TH FLOOR
                                                    NEW YORK, NY 10021

                                                    PETER J. SHEA, ESQ.
                                                KATTEN MUCHIN ROSENMAN LLP
                                                   THREE WACHOVIA CENTER
                                            401 SOUTH TYRON STREET, SUITE 2600
                                                    CHARLOTTE, NC 28202

       Registrant's telephone number, including area code: (212) 756-1200

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                         DRAKE TOTAL RETURN FUND

                                                         SCHEDULE OF INVESTMENTS
                                                           7/31/2007 (UNAUDITED)

                                                                PRINCIPAL AMOUNT   MARKET VALUE (A)
                                                                ----------------   ----------------
ASSET-BACKED SECURITIES - 60.06%
AUTOMOBILES - 0.99%
   Carmax Auto Owner Trust, Series 2004-1, Class D, 3.52%,
      11/15/2010                                                $         60,505   $         59,795
   CPS Auto Trust, Series 2005-A, Class A2, 4.78%, 10/15/2011
      (144A)                                                             249,799            248,707
                                                                                   ----------------
                                                                                            308,502
                                                                                   ----------------
CREDIT CARDS - 19.30%
   American Express Credit Account Master Trust:
      Series 2001-5, Class B, 5.77%, 11/15/2010+                         600,000            601,594
      Series 2004-1, Class B, 5.57%, 9/15/2011+                          400,000            401,000
   Bank One Issuance Trust:
      Series 2003-C1, Class C1, 4.54%, 9/15/2010                         182,000            181,004
      Series 2003-C2, Class C2, 6.46%, 12/15/2010+                       350,000            352,023
      Series 2003-C4, Class C4, 6.35%, 2/15/2011+                        194,000            195,213
   Chase Credit Card Master Trust:
      Series 2003-5, Class C, 6.24%, 1/17/2011+                          500,000            503,594
      Series 2003-6, Class C, 6.12%, 2/15/2011+                          150,000            150,914
   Citibank Credit Card Issuance Trust:
      Series 2002-C3, Class C3, 6.50%, 12/15/2009+                       240,000            240,713
      Series 2003-C3, Class C3, 4.45%, 4/7/2010                          600,000            594,563
   Discover Card Master Trust I, Series 2001-1, Class B,
      5.87%, 7/15/2010+                                                  526,000            527,315
   GE Capital Credit Card Master Note Trust, Series 2005-1,
      Class B, 5.49%, 3/15/2013+                                         600,000            600,938
   Household Affinity Credit Card Master Note Trust I,
      Series 2003-1, Class C, 6.77%, 2/15/2010+                          650,000            653,960
   MBNA Credit Card Master Note Trust:
     Series 2003-C3, Class C3, 6.67%, 10/15/2010+                        600,000            604,875
     Series 2003-C1, Class C1, 7.02%, 6/15/2012+                         375,000            387,912
                                                                                   ----------------
                                                                                          5,995,618
                                                                                   ----------------
FINANCE - 0.13%
   Green Tree Financial Corp., Series 1994-1, Class A5,
      7.65%, 4/15/2019                                                    38,654             40,056
                                                                                   ----------------
HOME EQUITY - 28.05%
   Advanta Mortgage Loan Trust, Series 2000-1, Class A7,
      5.55%, 6/25/2030+                                                  141,899            141,500
   Amresco Residential Securities Mtg Loan Trust, Series
      1997-1, Class A8, 7.24%, 3/25/2027                                  56,621             56,402
   BankBoston Home Equity Loan Trust, Series 1998-2,
      Class A7, 6.14%, 6/25/2013                                         210,080            209,645
   Bear Stearns Asset Backed Securities Trust, Series
      2005-HE5, Class 1A3, 5.66%, 6/25/2035+                             650,000            650,101
   Centex Home Equity, Series 2005-C, Class AV3, 5.55%,
      6/25/2035+                                                         512,728            512,236
   Conseco Finance, Series 2002-A, Class A5, 7.05%, 4/15/2032            194,075            195,016
   Contimortgage Home Equity Loan Trust, Series 1997-5, Class
      A8, 5.62%, 3/15/2024+                                              141,628            138,972
   Credit Suisse First Boston Mortgage, Series 2001-HE8,
      Class A1, 6.49%, 2/25/2031                                         495,821            494,815

                                                         DRAKE TOTAL RETURN FUND

                                                           7/31/2007 (UNAUDITED)

                                                                PRINCIPAL AMOUNT   MARKET VALUE (A)
                                                                ----------------   ----------------
HOME EQUITY - CONTINUED
   Credit Suisse Mortgage Capital Certificates, Series
      2006-C5, Class AAB, 5.308%, 12/15/2039                    $        900,000   $        873,658
   Delta Funding Home Equity Loan Trust:
      Series 1995-2, Class A5, 7.10%, 1/25/2027                          117,642            117,348
      Series 1997-2, Class A6, 7.04%, 6/25/2027                           43,105             42,997
      Series 1997-1, Class A6, 7.21%, 4/25/2029                           12,463             12,434
      Series 1998-1, Class A6F, 6.52%, 5/25/2030                          63,288             63,110
   Equivantage Home Equity Loan Trust, Series 1997-2,
      Class A4, 7.50%, 7/25/2028                                           4,498              4,480
   FHLMC Structured Pass Through Securities, Series T-13,
      Class A7, 6.085%, 9/25/2029                                         97,780             97,633
   GE Capital Mortgage Services, Series 1998-HE2, Class A7,
      6.215%, 9/25/2028                                                   29,082             28,963
   Home Equity Asset Trust:
      Series 2005-5, Class 2A2, 5.57%, 11/25/2035+                       500,546            500,625
      Series 2006-3, Class 2A1, 5.39%, 7/25/2036+                        108,538            108,470
   IMC Home Equity Loan Trust, Series 1995-3, Class A5,
      7.50%, 4/25/2026                                                   129,314            128,939
   JP Morgan Mortgage Trust, Series 2005-A8, Class 2A1,
      4.951%, 11/25/2035                                                 198,557            196,492
   Master Asset Backed Securities Trust:
      Series 2004-OPT2, Class A1, 5.67%, 9/25/2034+                      177,836            178,002
      Series 2005-WF1, Class A2B, 5.48%, 6/25/2035+                       17,701             17,704
   Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1,
      Class A2A, 5.68%, 6/25/2035+                                       853,154            844,357
   Morgan Stanley ABS Capital I, Series 2004-HE3, Class A4,
      5.72%, 3/25/2034+                                                   89,066             88,746
   Morgan Stanley Dean Witter Capital I, Series 2002-NC3,
      Class A2, 5.88%, 8/25/2032+                                        133,757            133,800
   Morgan Stanley Home Equity Loans, Series 2006-3, Class A1,
      5.37%, 4/25/2036+                                                   76,018             75,958
   Option One Mortgage Loan Trust:
      Series 2002-2, Class A, 5.86%, 6/25/2032+                          639,162            639,356
      Series 2002-3, Class A1, 5.82%, 8/25/2032+                          46,474             46,445
      Series 2003-1, Class A2, 5.74%, 2/25/2033+                         197,322            197,445
   Popular ABS Mortgage Pass-Through Trust, Series 2004-4,
      Class AF1, 5.57%, 9/25/2034+                                        17,371             17,371
   Provident Bank Home Equity Loan Trust, Series 2000-1,
      Class A2, 5.58%, 3/25/2030+                                        213,127            212,728
   Residential Asset Securities Corp.:
      Series 2001-KS1, Class AI6, 6.349%, 3/25/2032                      687,319            685,493
      Series 2002-KS2, Class AI5, 6.779%, 4/25/2032                      482,667            487,569
   Residential Funding Mortgage Securities II, Inc.:
      Series 1999-HI8, Class AI7, 7.97%, 11/25/2029                       30,998             30,878
      Series 2001-HS2, Class A5, 7.42%, 4/25/2031                        342,610            341,282
   Salomon Brothers Mortgage Securities VII, Series 1998-NC3,
      Class A5, 6.93%, 8/25/2028                                         126,218            125,922
   Saxon Asset Securities Trust, Series 2002-2, Class AV,
      5.84%, 8/25/2032+                                                   20,232             20,232
                                                                                   ----------------
                                                                                          8,717,124
                                                                                   ----------------

                                                         DRAKE TOTAL RETURN FUND

                                                           7/31/2007 (UNAUDITED)

                                                                PRINCIPAL AMOUNT   MARKET VALUE (A)
                                                                ----------------   ----------------
RESIDENTIAL MORTGAGES - 11.59%
   Ameriquest Mortgage Securities, Inc., Series 2005-R7,
      Class A2C, 5.58%, 9/25/2035+                              $        798,086   $        796,714
   Amortizing Residential Collateral Trust, Series 2002-BC2,
      Class A, 5.63%, 5/25/2032+                                         604,516            603,288
   Countrywide Asset-Backed Certificates:
      Series 2001-BC3, Class A, 5.80%, 12/25/2031+                       133,975            133,431
      Series 2002-BC1, Class A, 5.98%, 4/25/2032+                        232,561            232,452
   First Franklin Mortgage Loan Asset Backed Certificates:
      Series 2001-FF2, Class A1, 5.94%, 11/25/2031+                      241,931            242,007
      Series 2004-FF10, Class A2, 5.72%, 12/25/2032+                       7,685              7,688
      Series 2004-FF5, Class A1, 5.68%, 8/25/2034+                       358,684            357,675
   GSAMP Trust, Series 2004-AR1, Class A2B, 5.92%, 6/25/2034+            587,759            587,575
   Park Place Securities, Inc., Series 2005-WLL1, Class A1B,
      5.58%, 3/25/2035+                                                  367,120            366,030
   Residential Asset Mortgage Products, Inc.:
      Series 2002-RS4, Class AI5, 6.163%, 8/25/2032                       71,695             70,956
      Series 2005-RZ3, Class A1, 5.45%, 9/25/2035+                       202,890            202,763
                                                                                   ----------------
                                                                                          3,600,579
                                                                                   ----------------
      TOTAL ASSET-BACKED SECURITIES - (COST $18,761,729)                                 18,661,879
                                                                                   ----------------
CORPORATE BONDS & NOTES - 15.72%
AIRLINES - 1.62%
   JetBlue Airways Corp., Series 2004-1, Class C, 9.61%,
      3/15/2008+                                                         496,038            502,239
                                                                                   ----------------
AUTOMOTIVE - 0.80%
   General Motors Acceptance Corp., 6.125%, 1/22/2008                    250,000            247,930
                                                                                   ----------------
BUILDING & CONSTRUCTION - 0.81%
   K. Hovnanian Enterprises, Inc., 10.50%, 10/1/2007                     250,000            251,250
                                                                                   ----------------
CABLE TV - 1.29%
   CSC Holdings, Inc., 7.875%, 12/15/2007                                400,000            401,000
                                                                                   ----------------
CHEMICALS - 0.48%
   Equistar Chemicals LP / Equistar Funding Corp., 10.625%,
      5/1/2011                                                           143,000            150,150
                                                                                   ----------------
CONTAINERS - METAL/GLASS - 1.64%
   Owens-Brockway Glass Container, Inc., 8.75%, 11/15/2012               250,000            260,625
   Owens-Illinois, Inc., 7.35%, 5/15/2008                                250,000            250,625
                                                                                   ----------------
                                                                                            511,250
                                                                                   ----------------
ENTERTAINMENT/LEISURE - 1.68%
   Caesars Entertainment, Inc., 7.00%, 4/15/2013                         250,000            257,801
   Universal City Development Partners, Ltd., 11.75%,
      4/1/2010                                                           250,000            263,125
                                                                                   ----------------
                                                                                            520,926
                                                                                   ----------------

                                                         DRAKE TOTAL RETURN FUND

                                                           7/31/2007 (UNAUDITED)

                                                                PRINCIPAL AMOUNT   MARKET VALUE (A)
                                                                ----------------   ----------------
FINANCE - 0.48%
   Ucar Finance, Inc., Guaranteed Senior Note, 10.25%,
      2/15/2012                                                 $        143,000   $        149,971
                                                                                   ----------------
FOOD PRODUCTS - 0.82%
   Pilgrim's Pride Corp., 9.625%, 9/15/2011                              250,000            255,313
                                                                                   ----------------
MACHINERY - 0.84%
   Case New Holland, Inc., 9.25%, 8/1/2011                               250,000            262,750
                                                                                   ----------------
RADIO - 0.81%
   Radio One, Inc., Series B, 8.875%, 7/1/2011                           250,000            250,625
                                                                                   ----------------
RETAIL - DEPARTMENT STORE - 1.56%
   Neiman Marcus, Term Loan, 7.11%, 4/6/2013                             500,000            485,000
                                                                                   ----------------
STEEL-PRODUCERS - 0.36%
   Chaparral Steel Co., 10.00%, 7/15/2013                                100,000            110,750
                                                                                   ----------------
TELECOMMUNICATIONS - 1.90%
   Dobson Cellular Systems, 9.875%, 11/1/2012                            325,000            348,968
   Nextel Communications, Inc., 6.875%, 10/31/2013                       250,000            240,215
                                                                                   ----------------
                                                                                            589,183
                                                                                   ----------------
UTILITIES - 0.63%
   Elwood Energy LLC, 8.159%, 7/5/2026                                   193,715            195,906
                                                                                   ----------------
      TOTAL CORPORATE BONDS & NOTES - (COST $4,937,983)                                   4,884,243
                                                                                   ----------------
MORTGAGE-BACKED SECURITIES - 43.60%
   Chase Mortgage Finance Corp., 5.471%, Series 2005-A2,
      Class 3A3, 1/25/2036                                               286,578            284,920
   FHLMC, 5.72%, Series 3196, Class FD, 4/15/2032+                       374,792            371,494
   FHLMC Gold Pool, 5.50%, August 2007 15 Year TBA##                   2,000,000          1,975,156
   FNMA, 6.589%, Series 2001-W2, Class AF6, 10/25/2031                   142,902            142,523
   FNMA, 5.52%, Series 2007-2, Class FA, 2/25/2037+                      433,755            429,988
   FNMA, 5.50%, August 2007 30 Year TBA##                              5,740,000          5,543,136
   FNMA, 6.00%, August 2007 30 Year TBA##                              1,650,000          1,634,660
   FNMA, 6.00%, September 2007 30 Year TBA##                           2,650,000          2,623,604
   FNMA PAC, 6.50%, Series 1994-51, Class PJ, 9/25/2023                   52,601             52,514
   Structured Asset Securities Corp., 5.84%, Series 1998-8,
      Class A3, 8/25/2028+                                               178,704            178,367
   Structured Asset Securities Corp., 4.00%, Series 2003-21,
      Class 2A1, 8/25/2033                                               315,811            310,825
                                                                                   ----------------
      TOTAL MORTGAGE-BACKED SECURITIES - (COST $13,538,685)                              13,547,187
                                                                                   ----------------
FOREIGN BONDS & NOTES++ - 4.79%
ARGENTINA - 0.04%
      GOVERNMENT - 0.04%
   Argentina Bocon, Series PR12, 2.00%, 1/3/2016+               $         22,865   $         13,478
BRAZIL - 0.64%
      FOOD PRODUCTS - 0.64%
   JBS SA, 9.375%, 2/7/2011                                              200,000            200,000

                                                         DRAKE TOTAL RETURN FUND

                                                           7/31/2007 (UNAUDITED)

                                                                PRINCIPAL AMOUNT   MARKET VALUE (A)
                                                                ----------------   ----------------
ICELAND - 3.07%
      SOVEREIGN AGENCY - 3.07%
   Housing Finance Fund, Series 2, 3.75%, 4/15/2034                   65,494,738            952,500
NIGERIA - 0.40%
      COMMERCIAL BANKS NON-US - 0.40%
   FBN Capital Finance Co., 9.75%, 3/30/2017+                            125,000            123,125
RUSSIA - 0.64%
      FINANCE - 0.64%
   PSB Finance (Promsvyazbank), 9.625%, 5/23/2012                        200,000            198,133
                                                                                   ----------------
      TOTAL FOREIGN BONDS & NOTES - (COST $1,551,181)                                     1,487,236
                                                                                   ----------------
SHORT-TERM INVESTMENTS - 15.60%
   Federal Home Loan Discount Note, 4.371%, 08/07/2007                 4,000,000          3,996,600
   State Street Euro Dollar Time Deposit, 4.60%, 08/01/2007              850,000            850,000
                                                                                   ----------------
      TOTAL SHORT-TERM INVESTMENTS - (COST $4,846,600)                                    4,846,600
                                                                                   ----------------
TOTAL INVESTMENTS - 139.77% - (COST $43,636,177) (B)**                                   43,427,145
LIABILITIES IN EXCESS OF OTHER ASSETS - (39.77)%                                        (12,355,757)
                                                                                   ----------------
NET ASSETS - 100.00%                                                               $     31,071,388
                                                                                   ================

                                                         DRAKE TOTAL RETURN FUND

                                                           7/31/2007 (UNAUDITED)

OPEN SWAP AGREEMENTS AS OF JULY 31, 2007:

                                                                                      UNREALIZED
                         DESCRIPTION                                NOTIONAL         DEPRECIATION
                         -----------                            ----------------   ----------------
Receive fixed rate equal to 4.55% and pay floating rate based
   on 3-month LIBOR. Broker: Morgan Stanley Exp. 9/7/2014       $      1,000,000   $        (41,719)
Receive fixed rate equal to 4.975% and pay floating rate
   based on a 3-month LIBOR. Broker: Morgan Stanley
   Exp. 9/7/2019                                                $      1,000,000            (46,072)
Receive fixed rate equal to 8.11% and pay floating rate based on 28 day MXN-TIIE-BANXICO. Broker: Lehman Brothers
   Exp. 8/24/2007                                               MXN   52,800,000             (2,936)
Receive fixed rate equal to 5.375% and pay floating rate
   based on a 3-month LIBOR. Broker: Lehman Brothers
   Exp. 2/13/2022                                               $        500,000            (11,542)
Sell protection on Umbrella Acquisition - UVN 9.75%,
   3/15/2015 and receive fixed rate equal to 1.25%.
   Broker: Lehman Brothers Exp. 6/20/2008                       $      1,000,000            (29,907)
                                                                                   ----------------
                                                                                   $       (132,176)
                                                                                   ================

OPEN LONG FUTURES CONTRACTS AS OF JULY 31, 2007:

                                                                                      UNREALIZED
NUMBER OF                                                           NOTIONAL         APPRECIATION
CONTRACTS                      DESCRIPTION                           (000'S)        (DEPRECIATION)
---------                      -----------                      ----------------   ----------------
     9      U S Treasury Note 2-Year Futures, September 07      $          1,800   $          5,750
    11      U S Treasury Note 5-Year Futures, September 07                 1,100             14,763
    24      U S Treasury Note 10-Year Futures, September 07                2,400             24,335
    15      U S Treasury Bond Futures, September 07                        1,500               (728)
                                                                ----------------   ----------------
                                                                $          6,800   $         44,120
                                                                ================   ================

OPEN SHORT FUTURES CONTRACTS AS OF JULY 31, 2007:

NUMBER OF                                                           NOTIONAL          UNREALIZED
CONTRACTS                      DESCRIPTION                           (000'S)         DEPRECIATION
---------                      -----------                      ----------------   ----------------
     2      Japan Government Bond 10 Year Futures,
            September 07                                        JPY     (200,000)  $         (9,087)
                                                                ----------------   ----------------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS AS OF JULY 31, 2007:

 FOREIGN                   CONTRACT      CURRENT                   UNREALIZED
 CURRENCY     FOREIGN        VALUE        VALUE     EXPIRATION    APPRECIATION
PURCHASED      AMOUNT         USD          USD         DATE      (DEPRECIATION)
---------   -----------   ----------   ----------   ----------   --------------
   JPY      275,000,000   $2,330,509   $2,319,595    Aug-2007       $(10,912)
   NOK        5,970,000    1,024,189    1,025,895    Aug-2007          1,705
                          ----------   ----------                   --------
                          $3,354,698   $3,345,490                   $ (9,207)
                          ==========   ==========                   ========

                                                         DRAKE TOTAL RETURN FUND

                                                           7/31/2007 (UNAUDITED)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS AS OF JULY 31, 2007 (CONTINUED):

 FOREIGN                CONTRACT    CURRENT
CURRENCY     FOREIGN      VALUE      VALUE    EXPIRATION    UNREALIZED
  SOLD       AMOUNT        USD        USD        DATE      DEPRECIATION
--------   ----------   --------   --------   ----------   ------------
  ISK      58,300,000   $935,960   $946,206    Aug-2007      $(10,246)
                        --------   --------                  --------

FOOTNOTES AND ABBREVIATIONS:

(a) Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sale price, or if no sales are reported, as is the case for most securities traded over the counter, at the mean of the representative bid and asked quotations for securities considered less liquid and at the bid quotation for long positions in securities considered more liquid, obtained from a quotation reporting system, from established market makers or pricing services. Fixed income securities (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value. Fair valuations may be based upon current market prices of securities that are of comparable quality and type, indications as to value from dealers, expected cash flows of the security, taking into consideration the financial condition and operating results of the issuer, any correlation with general market indicators, and general market conditions. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Drake Total Return Fund's (the "Fund") net assets are calculated, such securities may be valued at fair value. As of July 31, 2007, the Fund held no fair valued securities.

(b) At July 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $43,636,177. Net unrealized depreciation of investments was approximately $209,032, of which $30,635 is related to appreciated securities and $239,667 is related to depreciated securities.

144A Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. Unless otherwise indicated, these securities are not considered to be illiquid.

+ Variable rate security. Interest rate shown reflects the rate in effect at 7/31/2007.

##        Security is subject to delayed settlement.

                                                         DRAKE TOTAL RETURN FUND

                                                           7/31/2007 (UNAUDITED)

FOOTNOTES AND ABBREVIATIONS (CONTINUED):

++ Unless otherwise indicated, all securities are denominated in currency of issuer's country of origin.

** All or a portion of this portfolio is segregated for futures, swaps and TBAs.

FHLMC     Federal Home Loan Mortgage Corporation

FNMA      Federal National Mortgage Association

LIBOR     London Inter Bank Offering Rate

PAC       Planned Amortization Class

TBA       To Be Announced

MXN TIIE- Mexican Interbank Equilibrium Interest Rate on the reset date as
BANXICO   published by Banco de Mexico.

MXN       Mexican Peso

JPY       Japanese Yen

NOK       Norwegian Krona

ISK       Iceland Krona

                                                         DRAKE LOW DURATION FUND

                                                         SCHEDULE OF INVESTMENTS
                                                           7/31/2007 (UNAUDITED)

                                                                PRINCIPAL AMOUNT   MARKET VALUE (A)
                                                                ----------------   ----------------
ASSET-BACKED SECURITIES - 64.18%
CREDIT CARDS - 18.20%
   American Express Credit Account Master Trust, Series
      2004-1, Class B, 5.57%, 9/15/2011+                        $        500,000   $        501,250
   Bank One Issuance Trust:
      Series 2003-C2, Class C2, 6.46%, 12/15/2010+                       362,000            364,093
      Series 2004-C1, Class C1, 5.82%, 11/15/2011+                       100,000            100,281
   Chase Credit Card Master Trust:
      Series 2003-5, Class C, 6.24%, 1/17/2011+                          500,000            503,594
      Series 2003-6, Class C, 6.12%, 2/15/2011+                          125,000            125,762
   Citibank Credit Card Issuance Trust, Series 2002-C3,
      Class C3, 6.50%, 12/15/2009+                                       480,000            481,425
   GE Capital Credit Card Master Note Trust, Series 2004-2,
      Class B, 5.58%, 9/15/2010+                                         850,000            850,132
   MBNA Credit Card Master Note Trust, Series 2003-C1,
      Class C1, 7.02%, 6/15/2012+                                        715,000            739,619
                                                                                   ----------------
                                                                                          3,666,156
                                                                                   ----------------
HOME EQUITY - 32.17%
   Ameriquest Mortgage Securities, Inc., Series 2003-6,
      Class M1, 6.08%, 5/25/2033+                                        237,101            235,269
   Asset Backed Funding Certificates:
      Series 2001-AQ1, Class A6, 6.249%, 11/20/2030                      359,839            359,108
      Series 2005-HE1, Class A3B, 5.49%, 12/25/2034+                      15,778             15,778
   Bear Stearns Asset Backed Securities Trust, Series
      2005-HE5, Class 1A3, 5.66%, 6/25/2035+                             600,000            600,094
   Contimortgage Home Equity Trust:
      Series 1997-2, Class A9, 7.09%, 4/15/2028                           69,274             69,231
      Series 1998-1, Class A9, 5.68%, 4/15/2029+                         119,265            118,780
   GE Capital Mortgage Services, Inc.:
      Series 1998-HE1, Class A7, 6.465%, 6/25/2028                        67,872             68,385
      Series 1999-HE1, Class A6, 6.70%, 4/25/2029                        119,358            118,896
   Home Equity Asset Trust:
      Series 2005-5, Class 2A2, 5.57%, 11/25/2035+                       500,546            500,624
      Series 2006-3, Class 2A1, 5.39%, 7/25/2036+                         59,473             59,436
   Home Loan Trust, Series 2000-1, Class A2, 5.62%,
      4/15/2031+                                                         415,545            415,610
   IMC Home Equity Loan Trust, Series 1998-1, Class A6,
       7.02%, 6/20/2029                                                   10,103             10,070
   JP Morgan Mortgage Trust, Series 2005-A8, Class 2A1,
      4.951%, 11/25/2035                                                 243,841            241,306
   Master Asset Backed Securities Trust, Series 2005-WF1,
      Class A2B, 5.48%, 6/25/2035+                                        17,702             17,704
   Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1,
      Class A2A, 5.68%, 6/25/2035+                                       698,035            690,837
   Morgan Stanley ABS Capital I, Series 2004-HE3, Class A4,
      5.72%, 3/25/2034+                                                   89,066             88,746
   Option One Mortgage Loan Trust:
      Series 2002-2, Class A, 5.86%, 6/25/2032+                          424,692            424,821
      Series 2002-3, Class A1, 5.82%, 8/25/2032+                         278,842            278,668
      Series 2003-1, Class A2, 5.74%, 2/25/2033+                          57,618             57,654

                                                         DRAKE LOW DURATION FUND

                                                           7/31/2007 (UNAUDITED)

                                                                PRINCIPAL AMOUNT   MARKET VALUE (A)
                                                                ----------------   ----------------
HOME EQUITY - CONTINUED
   Popular ABS Mortgage Pass-Through Trust, Series 2004-4,
      Class AF1, 5.57%, 9/25/2034+                              $         17,371   $         17,371
   Renaissance Home Equity Loan Trust, Series 2004-3, Class
      AV1, 5.74%, 11/25/2034+                                            235,333            235,553
   Residential Asset Securities Corp.:
      Series 2001-KS1, Class AI6, 6.349%, 3/25/2032                      687,319            685,493
      Series 2002-KS2, Class AI5, 6.779%, 4/25/2032                      482,667            487,569
      Series 2004-KS7, Class A2B3, 5.76%, 8/25/2034+                     500,000            500,781
   Residential Funding Mortgage Securities II, Inc., Series
      2001-HS2, Class A5, 7.42%, 4/25/2031                               183,541            182,830
                                                                                   ----------------
                                                                                          6,480,614
                                                                                   ----------------
RESIDENTIAL MORTGAGES - 13.81%
   Ameriquest Mortgage Securities, Inc., Series 2005-R7,
      Class A2C, 5.58%, 9/25/2035+                                       399,043            398,357
   Amortizing Residential Collateral Trust:
      Series 2001-BC6, Class A, 5.67%, 10/25/2031+                        62,715             62,716
      Series 2002-BC2, Class A, 5.63%, 5/25/2032+                        241,806            241,315
      Series 2002-BC3, Class A, 5.65%, 6/25/2032+                        254,801            254,443
   Countrywide Asset-Backed Certificates:
      Series 2001-BC3, Class A, 5.80%, 12/25/2031+                       133,975            133,431
      Series 2002-BC1, Class A, 5.98%, 4/25/2032+                        186,049            185,961
   First Franklin Mortgage Loan Asset Backed Certificates,
      Series 2004-FF5, Class A1, 5.68%, 8/25/2034+                       239,123            238,450
   GSAMP Trust, Series 2004-AR1, Class A2B, 5.92%, 6/25/2034+            587,758            587,575
   Residential Asset Mortgage Products, Inc., Series
      2005-RZ3, Class A1, 5.45%, 9/25/2035+                              190,507            190,388
   Soundview Home Equity Loan Trust, Series 2005-OPT3,
      Class A4, 5.62%, 11/25/2035+                                       500,000            489,141
                                                                                   ----------------
                                                                                          2,781,777
                                                                                   ----------------
      TOTAL ASSET-BACKED SECURITIES - (COST $12,980,223)                                 12,928,547
                                                                                   ----------------
CORPORATE BONDS & NOTES - 10.56%
AIRLINES - 0.03%
   Continental Airlines, Inc., 7.461%, 4/1/2013                            6,945              6,877
                                                                                   ----------------
BUILDING & CONSTRUCTION - 1.25%
   K. Hovnanian Enterprises, Inc., 10.50%, 10/1/2007                     250,000            251,250
                                                                                   ----------------
CABLE TV - 1.00%
   CSC Holdings, Inc., 7.875%, 12/15/2007                                200,000            200,500
                                                                                   ----------------
CONTAINERS - METAL/GLASS - 1.94%
   Owens-Brockway Glass Container, Inc., 8.75%, 11/15/2012               375,000            390,937
                                                                                   ----------------

                                                         DRAKE LOW DURATION FUND

                                                           7/31/2007 (UNAUDITED)

                                                                PRINCIPAL AMOUNT   MARKET VALUE (A)
                                                                ----------------   ----------------
ENTERTAINMENT/LEISURE - 1.28%
   Caesars Entertainment, Inc., 7.00%, 4/15/2013                $        250,000   $        257,801
                                                                                   ----------------
MACHINERY - 1.30%
   Case New Holland, Inc., 9.25%, 8/1/2011                               250,000            262,750
                                                                                   ----------------
PRINTING - COMMERCIAL - 1.23%
   Valassis Communications, Inc., 6.625%, 1/15/2009                      250,000            246,875
                                                                                   ----------------
STEEL-PRODUCERS - 0.55%
   Chaparral Steel Co., 10.00%, 7/15/2013                                100,000            110,750
                                                                                   ----------------
TELECOMMUNICATIONS - 1.73%
   Dobson Cellular Systems, 9.875%, 11/1/2012                            325,000            348,969
                                                                                   ----------------
UTILITIES - 0.25%
   Ipalco Enterprises, Inc., 8.375%, 11/14/2008                           50,000             50,625
                                                                                   ----------------
      TOTAL CORPORATE BONDS & NOTES - (COST $2,152,724)                                   2,127,334
                                                                                   ----------------
MORTGAGE-BACKED SECURITIES - 15.29%
   Banc of America Funding Corp., Series 2003-1, Class A1,
      6.00%, 5/20/2033                                                   260,403            255,230
   Chase Mortgage Finance Corp., Series 2005-A2, Class 3A3,
      5.471%, 1/25/2036                                                  788,827            784,264
   FNMA, Series 2001-W2, Class AF6, 6.589%, 10/25/2031                   754,998            752,993
   FNMA, Series 2007-2, Class FA, 5.52%, 2/25/2037+                      433,755            429,988
   Residential Accredited Loans, Inc., Series 2004-QS5,
      Class A5, 4.75%, 4/25/2034                                         245,918            240,110
   Structured Asset Securities Corp., Series 1998-2, Class A,
      5.84%, 2/25/2028+                                                  314,434            307,077
   Structured Asset Securities Corp., Series 2003-21,
      Class 2A1, 4.00%, 8/25/2033                                        315,811            310,825
                                                                                   ----------------
                                                                                          3,080,487
                                                                                   ----------------
      TOTAL MORTGAGE-BACKED SECURITIES - (COST $3,107,601)                                3,080,487
                                                                                   ----------------
FOREIGN BONDS & NOTES++ - 4.38%
ARGENTINA - 0.07%
      GOVERNMENT - 0.07%
   Argentina Bocon, Series PR12, 2.00%, 1/3/2016+                         22,865             13,478
                                                                                   ----------------
BERMUDA - 0.61%
      TELECOMMUNICATIONS - 0.61%
   Intelsat Ltd., Senior Note, 5.25%, 11/1/2008 (b)                      125,000            122,500
                                                                                   ----------------
ICELAND - 3.70%
      SOVEREIGN AGENCY - 3.70%
   Housing Finance Fund, Series 2, 3.75%, 4/15/2034                   51,304,212            746,125
                                                                                   ----------------
      TOTAL FOREIGN BONDS & NOTES - (COST $916,933)                                         882,103
                                                                                   ----------------
SHORT-TERM INVESTMENTS - 4.58%
   State Street Euro Dollar Time Deposit, 4.60%, 08/01/2007              923,000            923,000
                                                                                   ----------------

                                                         DRAKE LOW DURATION FUND

                                                           7/31/2007 (UNAUDITED)

                                                                PRINCIPAL AMOUNT   MARKET VALUE (A)
                                                                ----------------   ----------------
TOTAL INVESTMENTS - 98.99% - (COST $20,080,481) (C)**                                    19,941,471
                                                                                   ----------------
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 1.01%                                         204,152
                                                                                   ----------------
NET ASSETS - 100.00%                                                               $     20,145,623
                                                                                   ================

                                                         DRAKE LOW DURATION FUND

                                                           7/31/2007 (UNAUDITED)

OPEN SWAP AGREEMENTS AS OF JULY 31, 2007:

                                                                                      UNREALIZED
                         DESCRIPTION                                NOTIONAL         DEPRECIATION
                         -----------                            ----------------   ----------------
Receive fixed rate equal to 8.11% and pay floating rate based on 28 day MXN-TIIE-BANXICO. Broker: Lehman Brothers
   Exp. 8/24/2007.                                              MXN   43,200,000   $           (220)
Sell protection on Umbrella Acquisition - UVN 9.75%,
   3/15/2015 and receive fixed rate equal to 1.25%.
   Broker: Lehman Brothers Exp. 6/20/2008.                      $      1,000,000            (29,907)
                                                                                   ----------------
                                                                                   $        (30,127)
                                                                                   ----------------

OPEN LONG FUTURES CONTRACTS AS OF JULY 31, 2007:

NUMBER OF                                                           NOTIONAL          UNREALIZED
CONTRACTS                      DESCRIPTION                           (000'S)         APPRECIATION
---------                      -----------                      ----------------   ----------------
    76      U S Treasury Note 2-Year Futures, September 07      $         15,200   $         48,560
                                                                ----------------   ----------------

OPEN SHORT FUTURES CONTRACTS AS OF JULY 31, 2007:

NUMBER OF                                                           NOTIONAL          UNREALIZED
CONTRACTS                      DESCRIPTION                           (000'S)         DEPRECIATION
---------                      -----------                      ----------------   ----------------
     1      Japan Government Bond 10 Year Futures,
            September 07                                        JPY     (100,000)  $         (4,544)
     9      U S Treasury Note 10-Year Futures, September 07     $           (900)            (6,343)
                                                                                   ----------------
                                                                                   $        (10,887)
                                                                                   ================

OPEN FORWARD FOREIGN CURRENCY CONTRACTS AS OF JULY 31, 2007:

 FOREIGN                   CONTRACT      CURRENT                   UNREALIZED
 CURRENCY     FOREIGN        VALUE        VALUE     EXPIRATION    APPRECIATON/
PURCHASED      AMOUNT         USD          USD         DATE      (DEPRECIATION)
---------   -----------   ----------   ----------   ----------   --------------
   JPY      180,000,000   $1,525,424   $1,518,281    Aug-2007       $(7,143)
   NOK        3,855,000      661,348      662,449    Aug-2007         1,101
                          ----------   ----------                   -------
                          $2,186,772   $2,180,730                   $(6,042)
                          ==========   ==========                   =======

 FOREIGN                CONTRACT    CURRENT
CURRENCY     FOREIGN      VALUE      VALUE    EXPIRATION    UNREALIZED
  SOLD       AMOUNT        USD        USD        DATE      DEPRECIATION
--------   ----------   --------   --------   ----------   ------------
   ISK     45,760,000   $734,640   $742,682    Aug-2007      $(8,042)
                        --------   --------                  -------

                                                         DRAKE LOW DURATION FUND

                                                           7/31/2007 (UNAUDITED)

FOOTNOTES AND ABBREVIATIONS:

(a) Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sale price, or if no sales are reported, as is the case for most securities traded over the counter, at the mean of the representative bid and asked quotations for securities considered less liquid and at the bid quotation for long positions in securities considered more liquid, obtained from a quotation reporting system, from established market makers or pricing services. Fixed income securities (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value. Fair valuations may be based upon current market prices of securities that are of comparable quality and type, indications as to value from dealers, expected cash flows of the security, taking into consideration the financial condition and operating results of the issuer, any correlation with general market indicators, and general market conditions. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Drake Low Duration Fund's (the "Fund") net assets are calculated, such securities may be valued at fair value. As of July 31, 2007, the Fund held no fair valued securities.

(b)       Denominated in U.S. Dollar.

(c) At July 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $20,080,481. Net unrealized depreciation of investments was approximately $139,010, of which $5,018 is related to appreciated securities and $144,028 is related to depreciated securities.

+ Variable rate security. Interest rate shown reflects the rate in effect at 7/31/2007.

++ Unless otherwise indicated, principal amount of all securities are denominated in currency of issuer's country of origin.

** All or a portion of this portfolio is segregated for forwards, futures and swaps.

FNMA      Federal National Mortgage Association

MXN TIIE- Mexican Interbank Equilibrium Interest Rate on the reset date as
BANXICO   published by Banco de Mexico.

MXN       Mexican Peso.

                                                         DRAKE LOW DURATION FUND

                                                           7/31/2007 (UNAUDITED)

FOOTNOTES AND ABBREVIATIONS (CONTINUED):

JPY       Japanese Yen.

NOK       Norwegian Krona.

ISK       Iceland Krona.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

     (b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act is attached as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Drake Funds Trust


By: /s/ Steven J. Luttrell
    -----------------------------------------
    Steven J. Luttrell
    President and Principal Executive Officer

Date: September 27, 2007


By: /s/ Stacey L. Feller
    -----------------------------------------
    Stacey L. Feller
    Treasurer and Principal Financial Officer

Date: September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Steven J. Luttrell
    -----------------------------------------
    Steven J. Luttrell
    President and Principal Executive Officer

Date: September 27, 2007


By: /s/ Stacey L. Feller
    -----------------------------------------
    Stacey L. Feller
    Treasurer and Principal Financial Officer

Date: September 27, 2007